Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 4,958	$ 4,492
Accrued interest	1,283	988
Accrued salaries and employee benefits	3,344	3,348
Cheques and other items in transit	454	2,060
Current income tax payable	84	82
Deferred tax liabilities	175	178
Defined benefit liability	1,747	2,463
Liabilities related to structured entities	5,627	5,835
Other financial liabilities designated at fair value through profit or loss	16	8
Provisions	1,502	1,016
Total	$ 19,190	$ 20,470